Investment Instruments - Schedule of Amount Recognized in Profit and Loss and Other Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Related to investments derecognised during the period	$ 56,838	$ 35,489
Related to investmentsheld at the end of the reporting period	979	904
Totals	$ 57,817	$ 36,393